COMMITMENTS, GUARANTEES AND OTHER CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Expiration period of loan commitments	1 year
Amount of reserve balance required to be maintained by subsidiaries	$ 0	$ 25,000
Guarantor Obligations [Line Items]
Percentage ownership in affiliate (in hundredths)	50.00%
Number of securities owned in failed community bank in Florida	0
Aggregate loss to the FDIC on failed community bank	23,600,000
Period required by the FDIC to assess potential cross-guaranty liability from the date of notice	2 years
Additional period for statute of limitation for banks to take action against FDIC	2 years
Financial Guarantee [Member]
Guarantor Obligations [Line Items]
Amount of secured borrowings guaranteed for affiliate	2,500,000
Percentage ownership in affiliate (in hundredths)	50.00%
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks, amount, liability	4,200,000	4,800,000
Unused lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks, amount, liability	$ 87,700,000	$ 98,400,000